Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Capital
CET1 capital	$ 86,230	$ 86,611
Tier 1 capital	95,724	93,904
Total capital	108,079	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	540,482	475,842
Market risk	32,920	40,498
Operational risk	87,775	79,883
Total RWA	$ 661,177	$ 596,223
Capital ratios and Leverage ratio
CET1 ratio	13.00%	14.50%
Tier 1 capital ratio	14.50%	15.70%
Total capital ratio	16.30%	17.60%
Leverage ratio	4.20%	4.30%
Leverage ratio exposure	$ 2,271,007	$ 2,179,590
TLAC available and ratios
TLAC available	$ 187,656	$ 184,916
TLAC ratio	28.40%	31.00%
TLAC leverage ratio	8.30%	8.50%